UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Note: Effective July 1, 2020, MFS Strategic Income Fund (a series of MFS Series Trust VIII) is redesignated MFS Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

     MFS® Global Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

WGF-SEM

MFS® Global Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	4.3%
Alphabet, Inc., “A”	4.1%
Nestle S.A.	2.4%
Accenture PLC, “A”	2.4%
Stryker Corp.	2.1%
Becton, Dickinson and Co.	2.0%
Visa, Inc., “A”	1.9%
Naver Corp.	1.9%
Apple, Inc.	1.9%
Comcast Corp., “A”	1.8%

GICS equity sectors (g)
Information Technology	22.9%
Consumer Staples	14.2%
Health Care	14.1%
Consumer Discretionary	13.9%
Communication Services	11.0%
Industrials	9.9%
Financials	8.2%
Materials	4.3%

Issuer country weightings (x)
United States	62.5%
Switzerland	6.1%
United Kingdom	5.8%
France	4.8%
China	3.9%
Canada	3.8%
Germany	3.2%
South Korea	2.9%
India	1.9%
Other Countries	5.1%

Currency exposure weightings (y)
United States Dollar	65.2%
Euro	8.5%
British Pound Sterling	6.6%
Swiss Franc	6.1%
Chinese Renminbi	3.9%
South Korean Won	2.9%
Indian Rupee	1.9%
Canadian Dollar	1.7%
Japanese Yen	1.7%
Other Currencies	1.5%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2019 through April 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	1.21%	$1,000.00	$965.31	$5.91
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
B	Actual	1.97%	$1,000.00	$961.71	$9.61
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
C	Actual	1.97%	$1,000.00	$961.72	$9.61
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
I	Actual	0.97%	$1,000.00	$966.60	$4.74
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R1	Actual	1.97%	$1,000.00	$961.89	$9.61
	Hypothetical (h)	1.97%	$1,000.00	$1,015.07	$9.87
R2	Actual	1.47%	$1,000.00	$964.19	$7.18
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R3	Actual	1.22%	$1,000.00	$965.34	$5.96
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
R4	Actual	0.97%	$1,000.00	$966.65	$4.74
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R6	Actual	0.90%	$1,000.00	$967.02	$4.40
	Hypothetical (h)	0.90%	$1,000.00	$1,020.39	$4.52

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Airlines - 0.6%
Aena S.A. (a)	23,825	$3,015,546

Alcoholic Beverages - 3.3%
Diageo PLC	193,389	$6,698,270
Kweichow Moutai Co. Ltd.	28,767	5,090,407
Pernod Ricard S.A.	32,279	4,920,376

		$16,709,053
Apparel Manufacturers - 6.2%
Adidas AG	35,168	$8,062,328
Burberry Group PLC	233,032	4,079,703
Compagnie Financiere Richemont S.A.	53,064	3,013,695
LVMH Moet Hennessy Louis Vuitton SE	19,383	7,486,341
NIKE, Inc., “B”	71,523	6,235,375
VF Corp.	44,872	2,607,063

		$31,484,505
Broadcasting - 0.3%
Walt Disney Co.	13,038	$1,410,060

Brokerage & Asset Managers - 1.8%
Blackstone Group, Inc.	61,346	$3,204,715
Charles Schwab Corp.	163,542	6,168,804

		$9,373,519
Business Services - 10.3%
Accenture PLC, “A”	66,624	$12,338,099
Brenntag AG	43,780	1,976,144
Cognizant Technology Solutions Corp., “A”	113,444	6,582,021
Compass Group PLC	253,942	4,273,062
Equifax, Inc.	35,561	4,939,423
Experian PLC	46,622	1,395,197
Fidelity National Information Services, Inc.	65,607	8,652,907
Fiserv, Inc. (a)	78,063	8,045,173
Intertek Group PLC	34,365	2,055,929
Verisk Analytics, Inc., “A”	13,703	2,094,229

		$52,352,184
Cable TV - 1.8%
Comcast Corp., “A”	244,511	$9,200,949

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.8%
PPG Industries, Inc.	43,756	$3,974,357

Computer Software - 4.3%
Microsoft Corp.	121,878	$21,841,756

Computer Software - Systems - 1.9%
Apple, Inc.	32,812	$9,640,166

Construction - 2.0%
Otis Worldwide Corp. (a)	94,801	$4,826,319
Sherwin-Williams Co.	9,607	5,152,907

		$9,979,226
Consumer Products - 6.2%
Church & Dwight Co., Inc.	96,001	$6,719,110
Colgate-Palmolive Co.	88,676	6,231,263
Estee Lauder Cos., Inc., “A”	19,179	3,383,176
Kose Corp.	38,300	4,765,915
L’Oréal S.A. (a)	12,792	3,719,005
Reckitt Benckiser Group PLC	82,030	6,849,903

		$31,668,372
Electrical Equipment - 3.6%
Amphenol Corp., “A”	85,078	$7,508,984
Fortive Corp.	104,258	6,672,512
TE Connectivity Ltd.	56,824	4,174,291

		$18,355,787
Electronics - 4.4%
Analog Devices, Inc.	41,754	$4,576,238
Samsung Electronics Co. Ltd.	120,906	4,982,187
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	133,430	7,089,136
Texas Instruments, Inc.	49,567	5,753,242

		$22,400,803
Food & Beverages - 4.8%
Chr. Hansen Holding A.S.	7,451	$642,104
Danone S.A.	119,052	8,253,098
Nestle S.A.	118,004	12,457,506
PepsiCo, Inc.	23,708	3,136,331

		$24,489,039
Gaming & Lodging - 1.4%
Flutter Entertainment PLC	33,623	$4,128,946
Marriott International, Inc., “A”	30,867	2,807,045

		$6,935,991

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 1.7%
Dollarama, Inc.	273,719	$8,585,489

Health Maintenance Organizations - 1.1%
Cigna Corp.	28,006	$5,483,015

Insurance - 2.9%
AON PLC	49,819	$8,602,247
Marsh & McLennan Cos., Inc.	63,251	6,156,220

		$14,758,467
Internet - 8.8%
Alibaba Group Holding Ltd., ADR (a)	41,461	$8,402,901
Alphabet, Inc., “A” (a)	15,405	20,745,914
Baidu, Inc., ADR (a)	61,097	6,166,520
Naver Corp.	59,235	9,643,746

		$44,959,081
Leisure & Toys - 1.7%
Electronic Arts, Inc. (a)	77,529	$8,858,464

Machinery & Tools - 2.0%
Daikin Industries Ltd.	29,000	$3,758,882
Nordson Corp.	30,416	4,894,238
Schindler Holding AG	8,234	1,829,778

		$10,482,898
Medical Equipment - 10.1%
Abbott Laboratories	45,915	$4,228,312
Agilent Technologies, Inc.	50,997	3,909,430
Becton, Dickinson and Co.	40,030	10,108,776
Boston Scientific Corp. (a)	150,826	5,652,958
Danaher Corp.	26,323	4,302,758
Mettler-Toledo International, Inc. (a)	2,992	2,154,060
Stryker Corp.	57,343	10,690,456
Thermo Fisher Scientific, Inc.	22,039	7,376,013
Waters Corp. (a)	15,797	2,954,039

		$51,376,802
Other Banks & Diversified Financials - 6.5%
Credicorp Ltd.	17,891	$2,666,117
HDFC Bank Ltd.	597,833	7,897,944
Julius Baer Group Ltd.	65,891	2,583,077
Mastercard, Inc., “A”	20,516	5,641,285
Moody’s Corp.	19,015	4,637,758
Visa, Inc., “A”	55,275	9,878,748

		$33,304,929

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 2.9%
Bayer AG	90,650	$5,974,235
Roche Holding AG	25,724	8,939,773

		$14,914,008
Railroad & Shipping - 2.5%
Adani Ports and Special Economic Zone Ltd.	508,447	$1,943,090
Canadian National Railway Co.	48,807	4,044,636
Canadian Pacific Railway Ltd.	30,218	6,869,458

		$12,857,184
Restaurants - 1.0%
Starbucks Corp.	64,771	$4,969,879

Specialty Chemicals - 2.4%
Croda International PLC	69,786	$4,291,057
Ecolab, Inc.	28,069	5,431,351
Sika AG	14,276	2,361,955

		$12,084,363
Specialty Stores - 1.2%
Ross Stores, Inc.	38,606	$3,527,044
TJX Cos., Inc.	54,484	2,672,440

		$6,199,484
Total Common Stocks (Identified Cost, $375,496,693)		$501,665,376

Investment Companies (h) - 1.0%
Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $4,850,164)	4,849,378	$4,849,863

Other Assets, Less Liabilities - 0.5%		2,544,971
Net Assets - 100.0%		$509,060,210

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,849,863 and $501,665,376, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $375,496,693)	$501,665,376
Investments in affiliated issuers, at value (identified cost, $4,850,164)	4,849,863
Receivables for
Investments sold	284,498
Fund shares sold	2,148,601
Dividends	1,409,293
Receivable from investment adviser	33,949
Other assets	1,427
Total assets	$510,393,007

Liabilities
Payable to custodian	$425
Payables for
Investments purchased	517,601
Fund shares reacquired	518,012
Payable to affiliates
Administrative services fee	456
Shareholder servicing costs	169,447
Distribution and service fees	2,277
Payable for independent Trustees’ compensation	775
Deferred country tax expense payable	89,824
Accrued expenses and other liabilities	33,980
Total liabilities	$1,332,797
Net assets	$509,060,210

Net assets consist of
Paid-in capital	$379,641,877
Total distributable earnings (loss)	129,418,333
Net assets	$509,060,210
Shares of beneficial interest outstanding	11,493,998

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$258,054,812	5,853,482	$44.09
Class B	4,147,411	110,289	37.60
Class C	13,167,145	354,761	37.12
Class I	64,391,556	1,423,317	45.24
Class R1	341,761	9,229	37.03
Class R2	2,950,195	69,462	42.47
Class R3	4,564,364	104,018	43.88
Class R4	1,592,878	36,070	44.16
Class R6	159,850,088	3,533,370	45.24

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $46.78 [100 / 94.25 x $44.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$3,938,331
Dividends from affiliated issuers	50,343
Other	19,282
Income on securities loaned	4,280
Foreign taxes withheld	(201,060)
Total investment income	$3,811,176
Expenses
Management fee	$2,424,082
Distribution and service fees	456,489
Shareholder servicing costs	213,928
Administrative services fee	40,748
Independent Trustees’ compensation	6,345
Custodian fee	41,658
Shareholder communications	20,547
Audit and tax fees	37,651
Legal fees	2,035
Miscellaneous	113,655
Total expenses	$3,357,138
Fees paid indirectly	(125)
Reduction of expenses by investment adviser and distributor	(351,826)
Net expenses	$3,005,187
Net investment income (loss)	$805,989

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $4,304 country tax)	$3,160,648
Affiliated issuers	(602)
Foreign currency	28,605
Net realized gain (loss)	$3,188,651
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $181,672 decrease in deferred country tax)	$(24,619,520)
Affiliated issuers	(1,264)
Translation of assets and liabilities in foreign currencies	9,883
Net unrealized gain (loss)	$(24,610,901)
Net realized and unrealized gain (loss)	$(21,422,250)
Change in net assets from operations	$(20,616,261)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$805,989	$1,264,712
Net realized gain (loss)	3,188,651	10,047,991
Net unrealized gain (loss)	(24,610,901)	64,424,905
Change in net assets from operations	$(20,616,261)	$75,737,608
Total distributions to shareholders	$(11,012,323)	$(15,275,083)
Change in net assets from fund share transactions	$20,274,568	$131,556,519
Total change in net assets	$(11,354,016)	$192,019,044

Net assets
At beginning of period	520,414,226	328,395,182
At end of period	$509,060,210	$520,414,226

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
Class A			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$46.53		$40.55	$40.66	$32.89		$34.24	$34.44

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.09	$0.10	(c)	$0.05	$0.11
Net realized and unrealized gain (loss)	(1.57)		7.73	1.27	8.21		0.49	1.16
Total from investment operations	$(1.52)		$7.83	$1.36	$8.31		$0.54	$1.27

Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.04)	$(0.07)	$(0.02)		$(0.10)	$(0.10)
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(0.92)		$(1.85)	$(1.47)	$(0.54)		$(1.89)	$(1.47)
Net asset value, end of period (x)	$44.09		$46.53	$40.55	$40.66		$32.89	$34.24
Total return (%) (r)(s)(t)(x)	(3.45	)(n)	20.28	3.38	25.70	(c)	1.91	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.38	1.39	1.38	(c)	1.46	1.45
Expenses after expense reductions (f)	1.21	(a)	1.31	1.37	1.33	(c)	1.43	1.44
Net investment income (loss)	0.20	(a)	0.23	0.21	0.29	(c)	0.16	0.32
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$258,055		$283,181	$214,801	$203,117		$173,456	$181,489

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class B			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$39.93		$35.28	$35.76	$29.18		$30.72	$31.18

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.20)	$(0.20)	$(0.15	)(c)	$(0.17)	$(0.13)
Net realized and unrealized gain (loss)	(1.34)		6.66	1.12	7.25		0.42	1.04
Total from investment operations	$(1.45)		$6.46	$0.92	$7.10		$0.25	$0.91

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(0.88)		$(1.81)	$(1.40)	$(0.52)		$(1.79)	$(1.37)
Net asset value, end of period (x)	$37.60		$39.93	$35.28	$35.76		$29.18	$30.72
Total return (%) (r)(s)(t)(x)	(3.83	)(n)	19.36	2.58	24.78	(c)	1.13	3.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.13	2.14	2.13	(c)	2.21	2.20
Expenses after expense reductions (f)	1.97	(a)	2.08	2.13	2.08	(c)	2.19	2.19
Net investment income (loss)	(0.56	)(a)	(0.54)	(0.55)	(0.46	)(c)	(0.60)	(0.43)
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$4,147		$4,928	$5,020	$5,097		$4,823	$6,036

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class C			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$39.42		$34.85	$35.34	$28.85		$30.39	$30.86

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.20)	$(0.20)	$(0.14	)(c)	$(0.17)	$(0.13)
Net realized and unrealized gain (loss)	(1.31)		6.58	1.11	7.15		0.42	1.03
Total from investment operations	$(1.42)		$6.38	$0.91	$7.01		$0.25	$0.90

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(0.88)		$(1.81)	$(1.40)	$(0.52)		$(1.79)	$(1.37)
Net asset value, end of period (x)	$37.12		$39.42	$34.85	$35.34		$28.85	$30.39
Total return (%) (r)(s)(t)(x)	(3.80	)(n)	19.37	2.58	24.75	(c)	1.15	3.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.13	2.14	2.13	(c)	2.21	2.20
Expenses after expense reductions (f)	1.97	(a)	2.07	2.13	2.08	(c)	2.19	2.19
Net investment income (loss)	(0.55	)(a)	(0.55)	(0.55)	(0.45	)(c)	(0.59)	(0.43)
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$13,167		$13,332	$8,857	$13,743		$13,109	$13,988

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class I			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$47.77		$41.58	$41.64	$33.68		$34.99	$35.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.25	$0.19	$0.26	(c)	$0.10	$0.22
Net realized and unrealized gain (loss)	(1.60)		7.89	1.29	8.34		0.53	1.15
Total from investment operations	$(1.51)		$8.14	$1.48	$8.60		$0.63	$1.37

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.14)	$(0.12)		$(0.15)	$(0.19)
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(1.02)		$(1.95)	$(1.54)	$(0.64)		$(1.94)	$(1.56)
Net asset value, end of period (x)	$45.24		$47.77	$41.58	$41.64		$33.68	$34.99
Total return (%) (r)(s)(t)(x)	(3.34	)(n)	20.58	3.60	26.03	(c)	2.17	4.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.13	1.14	1.14	(c)	1.21	1.20
Expenses after expense reductions (f)	0.97	(a)	1.06	1.13	1.10	(c)	1.18	1.20
Net investment income (loss)	0.38	(a)	0.56	0.44	0.70	(c)	0.30	0.61
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$64,392		$83,727	$22,537	$17,272		$18,070	$5,920

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R1			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$39.33		$34.78	$35.27	$28.79		$30.33	$30.80

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)		$(0.18)	$(0.20)	$(0.15	)(c)	$(0.17)	$(0.14)
Net realized and unrealized gain (loss)	(1.32)		6.54	1.11	7.15		0.42	1.04
Total from investment operations	$(1.42)		$6.36	$0.91	$7.00		$0.25	$0.90

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$—	$—
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(0.88)		$(1.81)	$(1.40)	$(0.52)		$(1.79)	$(1.37)
Net asset value, end of period (x)	$37.03		$39.33	$34.78	$35.27		$28.79	$30.33
Total return (%) (r)(s)(t)(x)	(3.81	)(n)	19.35	2.59	24.77	(c)	1.15	3.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.13	2.14	2.13	(c)	2.21	2.20
Expenses after expense reductions (f)	1.97	(a)	2.10	2.13	2.09	(c)	2.19	2.20
Net investment income (loss)	(0.53	)(a)	(0.52)	(0.56)	(0.47	)(c)	(0.59)	(0.45)
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$342		$317	$862	$961		$801	$784

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R2			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$44.88		$39.24	$39.42	$31.97		$33.33	$33.55

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00		$(0.03)	$(0.02)	$0.02	(c)	$(0.03)	$0.02
Net realized and unrealized gain (loss)	(1.53)		7.48	1.24	7.95		0.48	1.13
Total from investment operations	$(1.53)		$7.45	$1.22	$7.97		$0.45	$1.15

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—		$(0.02)	$(0.00	)(w)
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(0.88)		$(1.81)	$(1.40)	$(0.52)		$(1.81)	$(1.37)
Net asset value, end of period (x)	$42.47		$44.88	$39.24	$39.42		$31.97	$33.33
Total return (%) (r)(s)(t)(x)	(3.58	)(n)	19.95	3.12	25.35	(c)	1.66	3.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.63	1.64	1.63	(c)	1.71	1.70
Expenses after expense reductions (f)	1.47	(a)	1.58	1.63	1.58	(c)	1.69	1.70
Net investment income (loss)	0.02	(a)	(0.07)	(0.05)	0.05	(c)	(0.10)	0.06
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$2,950		$2,202	$2,581	$2,887		$2,797	$3,083

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R3			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$46.29		$40.33	$40.46	$32.73		$34.08	$34.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.08	$0.08	$0.10	(c)	$0.05	$0.11
Net realized and unrealized gain (loss)	(1.58)		7.71	1.26	8.17		0.49	1.15
Total from investment operations	$(1.53)		$7.79	$1.34	$8.27		$0.54	$1.26

Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)	$(0.07)	$(0.02)		$(0.10)	$(0.10)
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(0.88)		$(1.83)	$(1.47)	$(0.54)		$(1.89)	$(1.47)
Net asset value, end of period (x)	$43.88		$46.29	$40.33	$40.46		$32.73	$34.08
Total return (%) (r)(s)(t)(x)	(3.47	)(n)	20.28	3.35	25.70	(c)	1.91	3.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.38	1.39	1.38	(c)	1.46	1.45
Expenses after expense reductions (f)	1.22	(a)	1.33	1.38	1.34	(c)	1.44	1.45
Net investment income (loss)	0.24	(a)	0.19	0.19	0.28	(c)	0.16	0.31
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$4,564		$4,106	$4,324	$4,791		$4,070	$3,664

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R4			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$46.65		$40.66	$40.75	$32.96		$34.32	$34.52

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.21	$0.19	$0.20	(c)	$0.13	$0.20
Net realized and unrealized gain (loss)	(1.57)		7.73	1.27	8.21		0.48	1.16
Total from investment operations	$(1.47)		$7.94	$1.46	$8.41		$0.61	$1.36

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.14)	$(0.15)	$(0.10)		$(0.18)	$(0.19)
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(1.02)		$(1.95)	$(1.55)	$(0.62)		$(1.97)	$(1.56)
Net asset value, end of period (x)	$44.16		$46.65	$40.66	$40.75		$32.96	$34.32
Total return (%) (r)(s)(t)(x)	(3.34	)(n)	20.55	3.62	26.00	(c)	2.13	4.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.13	1.14	1.13	(c)	1.21	1.20
Expenses after expense reductions (f)	0.97	(a)	1.06	1.13	1.09	(c)	1.20	1.20
Net investment income (loss)	0.44	(a)	0.49	0.46	0.55	(c)	0.41	0.58
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$1,593		$1,662	$484	$559		$506	$703

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R6			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$47.77		$41.59	$41.65	$33.68		$35.03	$35.20

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.23	$0.23	$0.11	(c)	$0.16	$0.05
Net realized and unrealized gain (loss)	(1.62)		7.93	1.30	8.51		0.49	1.36
Total from investment operations	$(1.49)		$8.16	$1.53	$8.62		$0.65	$1.41

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.17)	$(0.19)	$(0.13)		$(0.21)	$(0.21)
From net realized gain	(0.88)		(1.81)	(1.40)	(0.52)		(1.79)	(1.37)
Total distributions declared to shareholders	$(1.04)		$(1.98)	$(1.59)	$(0.65)		$(2.00)	$(1.58)
Net asset value, end of period (x)	$45.24		$47.77	$41.59	$41.65		$33.68	$35.03
Total return (%) (r)(s)(t)(x)	(3.30	)(n)	20.64	3.71	26.09	(c)	2.22	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.05	1.07	1.09	(c)	1.14	1.11
Expenses after expense reductions (f)	0.90	(a)	0.99	1.06	1.05	(c)	1.12	1.11
Net investment income (loss)	0.56	(a)	0.53	0.53	0.28	(c)	0.48	0.14
Portfolio turnover	29	(n)	21	22	27		28	26
Net assets at end of period (000 omitted)	$159,850		$126,958	$68,931	$48,429		$7,904	$7,864

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be

23

Notes to Financial Statements (unaudited) – continued

valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

24

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$310,751,920	$—	$—	$310,751,920
Switzerland	31,185,784	—	—	31,185,784
United Kingdom	29,643,121	—	—	29,643,121
France	24,378,820	—	—	24,378,820
China	14,569,421	5,090,407	—	19,659,828
Canada	19,499,583	—	—	19,499,583
Germany	16,012,707	—	—	16,012,707
South Korea	—	14,625,933	—	14,625,933
India	—	9,841,034	—	9,841,034
Other Countries	17,541,849	8,524,797	—	26,066,646
Mutual Funds	4,849,863	—	—	4,849,863
Total	$468,433,068	$38,082,171	$—	$506,515,239

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides

25

Notes to Financial Statements (unaudited) – continued

the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividends received in additional securities are recorded on the ex-dividend in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

26

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$1,594,028
Long-term capital gains	13,681,055
Total distributions	$15,275,083

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$380,346,857
Gross appreciation	140,281,131

Gross depreciation	(14,112,749)
Net unrealized appreciation (depreciation)	$126,168,382

As of 10/31/19

Undistributed ordinary income	2,812,738
Undistributed long-term capital gain	8,160,111
Other temporary differences	(5,849)
Net unrealized appreciation (depreciation)	150,079,917

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

27

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Class A	$5,586,229	$9,810,875
Class B	105,770	256,348
Class C	300,691	462,929
Class I	1,892,782	1,008,903
Class R1	7,137	45,061
Class R2	42,751	118,612
Class R3	76,271	194,188
Class R4	37,754	25,167
Class R6	2,962,938	3,353,000
Total	$11,012,323	$15,275,083

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $28,137, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2021. For the six months ended April 30, 2020, this reduction amounted to $309,970, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $47,520 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$352,084
Class B	0.75%	0.25%	1.00%	1.00%	23,281
Class C	0.75%	0.25%	1.00%	1.00%	67,919
Class R1	0.75%	0.25%	1.00%	1.00%	1,663
Class R2	0.25%	0.25%	0.50%	0.50%	6,359
Class R3	—	0.25%	0.25%	0.25%	5,183
Total Distribution and Service Fees					$456,489

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2020, this rebate amounted to $13,602, $82, and $35 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:

Amount
Class A	$1,876
Class B	1,038
Class C	1,331

29

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2020, the fee was $46,434, which equated to 0.0172% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $167,494.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On March 19, 2020, MFS purchased 8,286 shares of Class I for an aggregate amount of $313,947. On April 14, 2020, MFS purchased 90 shares of Class I for an aggregate amount of $3,957.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,125,580 and $25,079, respectively. The sales transactions resulted in net realized gains (losses) of $(376).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2020, this reimbursement amounted to $12,923, which is included in “Other” income in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $162,272,646 and $151,865,531, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	630,905	$29,077,387	1,264,315	$54,298,187
Class B	178	7,366	7,383	260,099
Class C	54,224	2,146,495	151,335	5,556,594
Class I	1,073,164	50,474,547	1,463,147	64,457,504
Class R1	1,010	39,143	1,787	63,921
Class R2	27,444	1,231,937	4,809	197,505
Class R3	22,566	902,467	26,642	1,136,554
Class R4	7,974	382,229	31,709	1,377,501
Class R6	1,202,939	56,483,070	1,303,888	57,575,858
	3,020,404	$140,744,641	4,255,015	$184,923,723

Shares issued to shareholders in reinvestment of distributions
Class A	110,707	$5,320,567	241,608	$9,260,845
Class B	2,537	104,319	7,631	252,743
Class C	7,268	294,937	13,752	449,672
Class I	38,246	1,884,757	25,167	988,571
Class R1	176	7,137	1,381	45,061
Class R2	810	37,550	2,925	108,398
Class R3	1,594	76,271	5,092	194,188
Class R4	766	36,834	656	25,167
Class R6	54,984	2,708,490	73,707	2,893,012
	217,088	$10,470,862	371,919	$14,217,657

Shares reacquired
Class A	(974,550)	$(43,925,346)	(717,054)	$(30,593,963)
Class B	(15,845)	(617,007)	(33,885)	(1,224,023)
Class C	(44,927)	(1,759,372)	(81,018)	(2,951,506)
Class I	(1,440,835)	(66,095,718)	(277,543)	(12,023,193)
Class R1	(26)	(1,019)	(19,889)	(734,930)
Class R2	(7,865)	(362,749)	(24,433)	(958,544)
Class R3	(8,859)	(401,629)	(50,224)	(2,183,596)
Class R4	(8,286)	(368,584)	(8,642)	(376,250)
Class R6	(382,072)	(17,409,511)	(377,532)	(16,538,856)
	(2,883,265)	$(130,940,935)	(1,590,220)	$(67,584,861)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(232,938)	$(9,527,392)	788,869	$32,965,069
Class B	(13,130)	(505,322)	(18,871)	(711,181)
Class C	16,565	682,060	84,069	3,054,760
Class I	(329,425)	(13,736,414)	1,210,771	53,422,882
Class R1	1,160	45,261	(16,721)	(625,948)
Class R2	20,389	906,738	(16,699)	(652,641)
Class R3	15,301	577,109	(18,490)	(852,854)
Class R4	454	50,479	23,723	1,026,418
Class R6	875,851	41,782,049	1,000,063	43,930,014
	354,227	$20,274,568	3,036,714	$131,556,519

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $1,400 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,786,125	$76,401,233	$79,335,629	$(602)	$(1,264)	$4,849,863

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$50,343	$—

32

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

33

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

April 30, 2020

MFS® Strategic Income Fund

(Effective July 1, 2020, the name of the fund will change to MFS® Income Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFO-SEM

MFS® Strategic Income Fund

(Effective July 1, 2020, the name of the fund will change to MFS® Income Fund)

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	39.8%
High Yield Corporates	15.7%
Commercial Mortgage-Backed Securities	11.9%
U.S. Treasury Securities	10.5%
Collateralized Debt Obligations	10.3%
Emerging Markets Bonds	5.1%
Asset-Backed Securities	3.1%
Municipal Bonds	1.8%
Residential Mortgage-Backed Securities	0.6%
Mortgage-Backed Securities	0.3%

Composition including fixed income credit quality (a)(i)
AAA	9.3%
AA	4.8%
A	20.7%
BBB	28.4%
BB	12.1%
B	5.7%
CCC	1.1%
D (o)	0.0%
U.S. Government	8.3%
Federal Agencies	0.3%
Not Rated	8.4%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	3.0%
Other	(2.1)%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	8.6 yrs.

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	0.77%	$1,000.00	$994.98	$3.82
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87
B	Actual	1.53%	$1,000.00	$991.13	$7.57
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
C	Actual	1.53%	$1,000.00	$991.07	$7.57
	Hypothetical (h)	1.53%	$1,000.00	$1,017.26	$7.67
I	Actual	0.52%	$1,000.00	$996.20	$2.58
	Hypothetical (h)	0.52%	$1,000.00	$1,022.28	$2.61
R6	Actual	0.45%	$1,000.00	$996.59	$2.23
	Hypothetical (h)	0.45%	$1,000.00	$1,022.63	$2.26

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 96.2%
Aerospace - 2.4%
Boeing Co., 5.15%, 5/01/2030	$2,243,000	$2,243,000
Bombardier, Inc., 7.875%, 4/15/2027 (n)	1,000,000	647,500
L3 Harris Technologies, Inc., 4.4%, 6/15/2028 (n)	2,157,000	2,435,938
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,879,000	2,180,845
TransDigm, Inc., 6.375%, 6/15/2026	1,800,000	1,540,440

		$9,047,723
Asset-Backed & Securitized - 25.8%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 4.109% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$1,250,000	$1,015,384
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.444% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	850,000	791,544
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.118% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,740,000	1,611,477
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.964% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,642,861
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 3.314% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	1,506,000	1,265,162
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 3.175% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,461,609
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 3.444% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,198,263
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.385% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,663,500
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 3.514% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,751,843	1,551,034
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.914% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	841,000	754,263
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.914% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,300,000	1,040,988
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 3.164% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	1,720,000	1,479,226
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 3.114% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,735,000	1,480,928
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	534,247
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.04% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	155,729	152,070
BDS Ltd., 2018-FL2, “C”, FLR, 2.601% (LIBOR - 1mo. + 1.85%), 8/15/2035 (n)	1,300,000	1,145,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.814% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	$1,505,000	$1,221,717
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (n)	307,316	228,070
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	686,009
Cent CLO LP, 2015-24A, “A2R”, FLR, 2.869% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	2,045,000	1,938,055
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,285,000	1,288,256
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,000,000	2,143,020
CLNC Ltd., 2019-FL1, “C”, FLR, 3.118% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,355,344
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	968,683
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,909,163
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	629,242	15,410
Cutwater Ltd., 2015-1A, “BR”, FLR, 3.019% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,392,109
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	520,052	520,610
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	841,973
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.901% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	1,740,000	1,567,726
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	290,000	279,192
Falcon Franchise Loan LLC, 11.145%, 1/05/2023 (i)(n)	19,982	1,168
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 4.469% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	1,250,000	1,168,724
Flagship CLO, 2014-8A, “BRR”, FLR, 2.576% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,578,052	1,499,580
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.119% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,627,351
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.372% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	1,180,000	1,084,749
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	1,740,000	1,728,636
GS Mortgage Securities Trust, 2019-GC42, “A4”, 3.001%, 9/01/2052	3,555,000	3,761,407
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	1,738,278	1,839,155
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,006,511	1,069,307
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 3.564% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	1,300,000	1,065,925
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 2.001% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	870,000	815,659

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.601% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	$1,375,186	$1,329,538
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	831,862
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 3.301% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	1,295,000	1,088,177
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.364% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,469,095
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.764% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,506,500	1,190,319
LoanCore Ltd., 2019-CRE2, “D”, FLR, 3.264% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,007,345
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 3.285% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	428,911
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 3.668% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,122,774
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.837% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	1,741,000	1,290,369
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,132,292
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “D”, FLR, 2.037% (LIBOR - 1mo. + 1.55%), 9/25/2023 (n)	1,731,000	1,687,968
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 2.019% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	1,276,239	1,231,607
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 2.735% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,623,312
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,475,000	1,464,778
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	800,000	781,712
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 2.569% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,500,000	1,426,926
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 3.583% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	814,835
Parallel Ltd., 2015-1A, “DR”, FLR, 3.685% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,388,293
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 3.745% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	1,500,000	1,329,968
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	323,053	323,099
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	735,708	737,028
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 2.785% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	884,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	$2,996,753	$3,229,945
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,123,222
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,319,945
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	883,956	876,177
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,810,138
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,766,259
Wells Fargo Commercial Mortgage Trust, 2017-RB1, 3.635%, 3/15/2050	1,500,000	1,622,158
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,683,685
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	1,124,666	1,202,003
West CLO Ltd., 2014-1A, “CR”, FLR, 4.135% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	1,740,000	1,573,661
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.269% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	1,500,000	1,436,949
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 2.919% (LIBOR - 3mo.
+ 1.7%), 10/15/2027 (n)	1,360,000	1,244,388

		$96,277,881
Automotive - 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$1,800,000	$1,728,000
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,490,000	1,486,722
Lear Corp., 3.5%, 5/30/2030	2,500,000	2,157,122

		$5,371,844
Broadcasting - 0.6%
iHeartCommunications, Inc., 8.375%, 5/01/2027	$1,000,000	$823,200
Prosus N.V., 3.68%, 1/21/2030 (n)	1,401,000	1,402,192

		$2,225,392
Brokerage & Asset Managers - 1.7%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$2,193,439
NASDAQ, Inc., 3.25%, 4/28/2050	778,000	780,421
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,203,422
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	2,046,000	2,186,281

		$6,363,563

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 1.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$1,800,000	$1,782,000
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	1,500,000	1,325,625
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,124,283
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	1,057,000	1,097,938

		$5,329,846
Business Services - 1.3%
Equinix, Inc., 2.9%, 11/18/2026	$1,741,000	$1,780,938
MSCI, Inc., 4%, 11/15/2029 (n)	1,500,000	1,568,385
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	1,305,000	1,304,576

		$4,653,899
Cable TV - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$1,800,000	$1,876,500
Comcast Corp., 4.15%, 10/15/2028	2,356,000	2,757,957
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,800,000	1,871,438
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,836,000
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,350,607

		$9,692,502
Chemicals - 0.3%
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	$1,000,000	$990,750

Computer Software - 0.8%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$1,388,000	$1,444,943
PTC, Inc., 4%, 2/15/2028 (n)	1,500,000	1,470,000

		$2,914,943
Computer Software - Systems - 0.9%
Apple, Inc., 4.25%, 2/09/2047	$1,785,000	$2,339,637
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	965,000	989,125

		$3,328,762
Conglomerates - 1.9%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,000,000	$1,001,100
EnerSys, 4.375%, 12/15/2027 (n)	1,800,000	1,737,000
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,365,165
General Electric Co., 4.25%, 5/01/2040	440,000	441,497
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	2,506,765

		$7,051,527
Construction - 0.4%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,500,000	$1,406,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 1.4%
Mattel, Inc., 6.75%, 12/31/2025 (n)		$1,000,000	$1,015,000
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		921,000	974,801
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		3,256,000	3,359,482

			$5,349,283
Consumer Services - 2.9%
Booking Holdings, Inc., 3.55%, 3/15/2028		$2,167,000	$2,189,683
Expedia Group, Inc., 3.25%, 2/15/2030		1,950,000	1,627,603
Experian Finance PLC, 2.75%, 3/08/2030 (n)		2,350,000	2,346,063
Match Group, Inc., 5%, 12/15/2027 (n)		1,800,000	1,884,600
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		307,000	250,204
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		889,000	593,116
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		307,000	185,517
Visa, Inc., 2.7%, 4/15/2040		1,785,000	1,855,491

			$10,932,277
Containers - 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		$1,500,000	$1,541,250

Electrical Equipment - 0.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$2,224,000	$2,225,475

Electronics - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$1,967,000	$1,992,468
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,500,000	1,503,750
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		1,500,000	1,522,500

			$5,018,718
Emerging Market Quasi-Sovereign - 0.5%
Petronas Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)		$684,000	$716,318
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		1,242,000	1,295,456

			$2,011,774
Emerging Market Sovereign - 2.0%
Emirate of Abu Dhabi, 2.5%, 4/16/2025 (n)		$1,820,000	$1,870,720
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		1,333,000	983,799
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	649,224

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Guatemala, 5.375%, 4/24/2032 (n)		$922,000	$951,965
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	525,000	498,614
Republic of South Africa, 8%, 1/31/2030	ZAR	15,926,000	737,602
State of Qatar, 3.4%, 4/16/2025 (n)		$650,000	691,489
State of Qatar, 4%, 3/14/2029		941,000	1,044,115

			$7,427,528
Energy - Independent - 0.2%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$822,000	$820,411

Energy - Integrated - 1.1%
Eni S.p.A., 4%, 9/12/2023 (n)		$1,342,000	$1,367,637
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,353,000	1,380,580
Exxon Mobil Corp., 4.227%, 3/19/2040		970,000	1,162,665

			$3,910,882
Entertainment - 0.7%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		$1,000,000	$845,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		500,000	321,250
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		1,500,000	1,298,550

			$2,464,800
Financial Institutions - 2.0%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$2,285,000	$1,923,404
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	1,812,531
GE Capital International Funding Co., 4.418%, 11/15/2035		1,580,000	1,646,625
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,800,000	1,089,000
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		970,000	829,350

			$7,300,910
Food & Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$874,509	$951,019
Bacardi Ltd., 5.15%, 5/15/2038 (n)		955,000	1,057,973
Camposol S.A., 6%, 2/03/2027 (n)		824,000	777,856
Constellation Brands, Inc., 3.75%, 5/01/2050		652,000	663,015
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		1,000,000	1,005,000
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)		1,000,000	1,012,500
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050		542,000	577,404
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)		1,000,000	1,010,130

			$7,054,897
Gaming & Lodging - 0.7%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$2,062,000	$1,819,715
Marriott International, Inc., 5.75%, 5/01/2025		439,000	458,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	$500,000	$445,000

		$2,723,499
Insurance - 0.2%
American International Group, Inc., 3.9%, 4/01/2026	$706,000	$764,336

Insurance - Property & Casualty - 3.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$2,170,000	$2,217,659
Aon Corp., 4.5%, 12/15/2028	2,224,000	2,564,459
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,234,979
Hub International Ltd., 7%, 5/01/2026 (n)	1,000,000	986,450
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (n)	2,375,000	2,365,094
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	1,723,000	2,100,053

		$12,468,694
Machinery & Tools - 1.5%
Caterpillar, Inc., 3.25%, 4/09/2050	$1,727,000	$1,892,869
CNH Industrial Capital LLC, 4.2%, 1/15/2024	1,076,000	1,122,885
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,021,389
United Rentals North America, Inc., 5.5%, 7/15/2025	1,500,000	1,518,750

		$5,555,893
Major Banks - 5.9%
Bank of America Corp., 4.125%, 1/22/2024	$568,000	$616,417
Bank of America Corp., 3.248%, 10/21/2027	4,264,000	4,556,755
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	658,264
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,424,393
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	315,246
JPMorgan Chase & Co., 3.125%, 1/23/2025	2,157,000	2,282,651
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	2,198,000	2,483,186
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	728,000	753,862
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	1,508,000	1,543,183
Sovcombank PJSC (SovCom Capital DAC), 8%, 4/07/2030	870,000	844,074
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,105,000	2,328,524
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	2,043,000	2,160,170
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	2,206,000	2,190,196

		$22,156,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 3.1%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$1,335,000	$1,393,247
BayCare Health System, Inc., 3.831%, 11/15/2050	497,000	581,000
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	1,730,000	1,502,623
Cigna Corp., 3.2%, 3/15/2040	2,221,000	2,255,177
Encompass Health Corp., 5.75%, 9/15/2025	1,800,000	1,827,000
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,881,495
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	568,000	647,241
Toledo Hospital, 5.325%, 11/15/2028	1,437,000	1,486,950

		$11,574,733
Medical Equipment - 0.9%
Abbott Laboratories, 4.75%, 11/30/2036	$1,295,000	$1,692,972
Teleflex, Inc., 4.875%, 6/01/2026	1,500,000	1,522,500

		$3,215,472
Metals & Mining - 1.1%
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	$1,000,000	$931,000
Newmont Corp., 2.25%, 10/01/2030	2,219,000	2,197,230
Novelis Corp., 5.875%, 9/30/2026 (n)	1,000,000	972,300

		$4,100,530
Midstream - 1.3%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$2,125,000	$1,944,256
EQT Midstream Partners LP , 5.5%, 7/15/2028	1,000,000	890,000
MPLX LP, 4.5%, 4/15/2038	2,200,000	1,964,268

		$4,798,524
Mortgage-Backed - 0.3%
Fannie Mae, 6.5%, 5/01/2031	$15,522	$17,814
Fannie Mae, 3%, 2/25/2033 (i)	395,213	43,077
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	56,751	64,865
Fannie Mae, 6%, 11/01/2034	149,543	172,576
Fannie Mae, 3.5%, 11/01/2048	180,282	191,468
Fannie Mae, 2.5%, 3/01/2050	120,606	125,650
Freddie Mac, 1.015%, 4/25/2024 (i)	98,348	2,645
Ginnie Mae, 3%, 9/20/2047	309,615	330,341

		$948,436
Municipals - 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,205,000	$1,113,890
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	1,730,000	1,667,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Municipals - continued
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NATL, 7.425%, 2/15/2029	$1,155,000	$1,366,631
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	2,500,000	2,393,250
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	17,812
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	455,000	265,606

		$6,824,719
Other Banks & Diversified Financials - 1.7%
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	$798,000	$737,552
BBVA USA, 2.875%, 6/29/2022	1,931,000	1,940,785
Kazkommertsbank JSC, 5.5%, 12/21/2022	506,244	493,481
Truist Financial Corp. , 1.5%, 3/10/2025	2,379,000	2,368,963
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	760,000	703,000

		$6,243,781
Pharmaceuticals - 0.3%
Allergan Funding SCS, 3.8%, 3/15/2025	$1,206,000	$1,287,370

Printing & Publishing - 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$726,100

Real Estate - Apartment - 0.6%
Mid-America Apartments, 2.75%, 3/15/2030	$2,266,000	$2,272,827

Real Estate - Retail - 0.5%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$2,086,000	$1,786,094

Retailers - 0.6%
Home Depot, Inc., 2.5%, 4/15/2027	$2,000,000	$2,115,156

Specialty Chemicals - 0.4%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,500,000	$1,488,750

Specialty Stores - 0.4%
Penske Automotive Group Co., 5.375%, 12/01/2024	$1,500,000	$1,379,550

Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,354,513

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$2,165,000	$2,365,226
American Tower Corp., REIT, 3.6%, 1/15/2028	875,000	957,989
Crown Castle International Corp., 4.15%, 7/01/2050	1,638,000	1,918,587
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)	1,899,000	2,155,593

		$7,397,395
Tobacco - 0.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$1,869,000	$1,921,709

Transportation - Services - 0.2%
Adani Ports and Special Economic Zone Ltd., 4.375%, 7/03/2029	$858,000	$733,231

U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds, 4.75%, 2/15/2037	$1,050,000	$1,693,658
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	7,646,000	9,650,686
U.S. Treasury Bonds, 2.375%, 11/15/2049	3,376,900	4,290,114
U.S. Treasury Notes, 1.375%, 1/31/2022	15,000,000	15,306,445

		$30,940,903
Utilities - Electric Power - 3.5%
AEP Transmission Co. LLC, 3.65%, 4/01/2050	$382,000	$457,613
AES Gener S.A., 6.35% to 4/7/2025, FLR (CMT - 5yr. + 4.917%) to 4/7/2030, FLR (CMT - 5yr. + 5.167%) to 4/7/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	760,000	708,708
Berkshire Hathaway Energy, 3.7%, 7/15/2030 (n)	1,525,000	1,751,125
Clearway Energy Operating LLC, 5.75%, 10/15/2025	1,800,000	1,853,820
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,590,909
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	790,523
FirstEnergy Corp., 4.85%, 7/15/2047	1,310,000	1,690,124
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,800,000	1,847,250
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	637,000	516,727
Xcel Energy, Inc., 3.4%, 6/01/2030	700,000	773,283

		$12,980,082
Total Bonds (Identified Cost, $361,935,349)		$358,472,305

Common Stocks - 0.0%
Construction - 0.0%
ICA Tenedora S.A. de C.V. (a)	36,995	$54,443

Energy - Independent - 0.0%
Frontera Energy Corp.	5,520	$17,837
Total Common Stocks (Identified Cost, $108,653)		$72,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 4.5%
Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $16,683,333)	16,680,215	$16,681,883

Other Assets, Less Liabilities - (0.7)%		(2,714,008)
Net Assets - 100.0%		$372,512,460

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $16,681,883 and $358,544,585, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $153,821,033, representing 41.3% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
IDR	Indonesian Rupiah
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/20

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	580,769	USD	636,534	Deutsche Bank AG	5/22/2020	$122
EUR	109,000	USD	118,716	JPMorgan Chase Bank N.A.	5/22/2020	772
EUR	877,503	USD	959,789	State Street Bank Corp.	5/22/2020	2,155
USD	977,945	ZAR	15,134,473	Barclays Bank PLC	5/22/2020	163,111

						$166,160

Liability Derivatives
EUR	155,746	USD	172,296	Goldman Sachs International	5/22/2020	$(1,563)
EUR	79,000	USD	88,105	Morgan Stanley Capital Services, Inc.	5/22/2020	(1,503)
USD	2,494,469	EUR	2,281,732	Goldman Sachs International	5/22/2020	(6,831)
USD	34,453	IDR	559,761,162	JPMorgan Chase Bank N.A.	5/11/2020	(3,144)

						$(13,041)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	181	$39,897,774	June - 2020	$581,215
U.S. Treasury Ultra Bond	Long	USD	45	10,115,156	June - 2020	1,080,553

						$1,661,768

Liability Derivatives

Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	268	$42,084,375	June - 2020	$(1,770,293)

At April 30, 2020, the fund had liquid securities with an aggregate value of $532,644 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $362,044,002)	$358,544,585
Investments in affiliated issuers, at value (identified cost, $16,683,333)	16,681,883
Cash	278
Receivables for
Forward foreign currency exchange contracts	166,160
Investments sold	2,426,557
Fund shares sold	1,173,990
Interest	2,601,671
Receivable from investment adviser	41,877
Other assets	957
Total assets	$381,637,958
Liabilities
Payables for
Distributions	$38,773
Forward foreign currency exchange contracts	13,041
Net daily variation margin on open futures contracts	61,633
Investments purchased	8,335,605
Fund shares reacquired	498,890
Payable to affiliates
Administrative services fee	348
Shareholder servicing costs	142,353
Distribution and service fees	4,498
Payable for independent Trustees’ compensation	676
Accrued expenses and other liabilities	29,681
Total liabilities	$9,125,498
Net assets	$372,512,460
Net assets consist of
Paid-in capital	$378,046,357
Total distributable earnings (loss)	(5,533,897)
Net assets	$372,512,460
Shares of beneficial interest outstanding	55,864,869

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$224,925,557	33,697,020	$6.67
Class B	7,791,666	1,175,440	6.63
Class C	18,678,622	2,823,879	6.61
Class I	99,062,676	14,864,170	6.66
Class R6	22,053,939	3,304,360	6.67

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.97 [100 / 95.75 x $6.67]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$5,645,560
Dividends from affiliated issuers	148,570
Dividends	11,115
Total investment income	$5,805,245
Expenses
Management fee	$819,696
Distribution and service fees	411,553
Shareholder servicing costs	193,427
Administrative services fee	27,028
Independent Trustees’ compensation	4,542
Custodian fee	21,007
Shareholder communications	21,182
Audit and tax fees	35,069
Legal fees	1,383
Miscellaneous	72,304
Total expenses	$1,607,191
Fees paid indirectly	(537)
Reduction of expenses by investment adviser and distributor	(347,505)
Net expenses	$1,259,149
Net investment income (loss)	$4,546,096

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,494,135
Affiliated issuers	10,342
Futures contracts	1,929,078
Swap agreements	(473,657)
Forward foreign currency exchange contracts	146,124
Foreign currency	229
Net realized gain (loss)	$5,106,251
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,402,834)
Affiliated issuers	(1,994)
Futures contracts	452,988
Forward foreign currency exchange contracts	182,217
Translation of assets and liabilities in foreign currencies	(2,070)
Net unrealized gain (loss)	$(12,771,693)
Net realized and unrealized gain (loss)	$(7,665,442)
Change in net assets from operations	$(3,119,346)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/20 (unaudited)	Year ended 10/31/19

From operations
Net investment income (loss)	$4,546,096	$8,552,933
Net realized gain (loss)	5,106,251	3,591,577
Net unrealized gain (loss)	(12,771,693)	19,611,633
Change in net assets from operations	$(3,119,346)	$31,756,143
Total distributions to shareholders	$(4,712,561)	$(8,734,158)
Change in net assets from fund share transactions	$76,932,844	$(2,912,877)
Total change in net assets	$69,100,937	$20,109,108

Net assets
At beginning of period	303,411,523	283,302,415
At end of period	$372,512,460	$303,411,523

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
Class A			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$6.80		$6.27	$6.64	$6.58		$6.41	$6.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.20	$0.20	$0.21	(c)	$0.24	$0.23
Net realized and unrealized gain (loss)	(0.12)		0.53	(0.38)	0.08		0.16	(0.28)
Total from investment operations	$(0.03)		$0.73	$(0.18)	$0.29		$0.40	$(0.05)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)	$(0.19)	$(0.23)		$(0.23)	$(0.24)
From tax return of capital	—		—	—	—		—	(0.01)
Total distributions declared to shareholders	$(0.10)		$(0.20)	$(0.19)	$(0.23)		$(0.23)	$(0.25)
Net asset value, end of period (x)	$6.67		$6.80	$6.27	$6.64		$6.58	$6.41
Total return (%) (r)(s)(t)(x)	(0.50	)(n)	11.86	(2.77)	4.44	(c)	6.45	(0.72)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	(a)	1.09	1.09	1.12	(c)	1.12	1.15
Expenses after expense reductions (f)(h)	0.77	(a)	1.02	1.04	1.04	(c)	1.05	1.05
Net investment income (loss)	2.78	(a)	3.05	3.04	3.18	(c)	3.68	3.44
Portfolio turnover	82	(n)	103	66	69		21	29
Net assets at end of period (000 omitted)	$224,926		$210,404	$191,061	$207,268		$212,431	$215,070

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class B			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$6.76		$6.22	$6.60	$6.54		$6.36	$6.66

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.15	$0.16	(c)	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.13)		0.54	(0.39)	0.08		0.17	(0.28)
Total from investment operations	$(0.06)		$0.69	$(0.24)	$0.24		$0.36	$(0.10)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.14)	$(0.18)		$(0.18)	$(0.19)
From tax return of capital	—		—	—	—		—	(0.01)
Total distributions declared to shareholders	$(0.07)		$(0.15)	$(0.14)	$(0.18)		$(0.18)	$(0.20)
Net asset value, end of period (x)	$6.63		$6.76	$6.22	$6.60		$6.54	$6.36
Total return (%) (r)(s)(t)(x)	(0.89	)(n)	11.27	(3.63)	3.67	(c)	5.84	(1.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	(a)	1.84	1.84	1.87	(c)	1.87	1.91
Expenses after expense reductions (f)(h)	1.53	(a)	1.78	1.80	1.80	(c)	1.80	1.80
Net investment income (loss)	2.02	(a)	2.31	2.28	2.48	(c)	2.96	2.73
Portfolio turnover	82	(n)	103	66	69		21	29
Net assets at end of period (000 omitted)	$7,792		$11,016	$13,331	$18,387		$24,052	$28,420

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class C			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$6.74		$6.21	$6.58	$6.52		$6.35	$6.64

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.15	$0.15	$0.16	(c)	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.13)		0.53	(0.38)	0.08		0.16	(0.27)
Total from investment operations	$(0.06)		$0.68	$(0.23)	$0.24		$0.35	$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.14)	$(0.18)		$(0.18)	$(0.19)
From tax return of capital	—		—	—	—		—	(0.01)
Total distributions declared to shareholders	$(0.07)		$(0.15)	$(0.14)	$(0.18)		$(0.18)	$(0.20)
Net asset value, end of period (x)	$6.61		$6.74	$6.21	$6.58		$6.52	$6.35
Total return (%) (r)(s)(t)(x)	(0.89	)(n)	11.12	(3.55)	3.67	(c)	5.68	(1.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	(a)	1.84	1.84	1.87	(c)	1.87	1.91
Expenses after expense reductions (f)(h)	1.53	(a)	1.78	1.80	1.80	(c)	1.80	1.80
Net investment income (loss)	2.02	(a)	2.31	2.26	2.48	(c)	2.97	2.74
Portfolio turnover	82	(n)	103	66	69		21	29
Net assets at end of period (000 omitted)	$18,679		$17,783	$19,834	$32,196		$38,836	$43,826

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class I			10/31/19	10/31/18	10/31/17		10/31/16	10/31/15
	(unaudited)
Net asset value, beginning of period	$6.79		$6.26	$6.63	$6.58		$6.40	$6.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.21	$0.21	$0.22	(c)	$0.25	$0.24
Net realized and unrealized gain (loss)	(0.13)		0.54	(0.38)	0.07		0.18	(0.28)
Total from investment operations	$(0.03)		$0.75	$(0.17)	$0.29		$0.43	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.20)	$(0.24)		$(0.25)	$(0.26)
From tax return of capital	—		—	—	—		—	(0.01)
Total distributions declared to shareholders	$(0.10)		$(0.22)	$(0.20)	$(0.24)		$(0.25)	$(0.27)
Net asset value, end of period (x)	$6.66		$6.79	$6.26	$6.63		$6.58	$6.40
Total return (%) (r)(s)(t)(x)	(0.38	)(n)	12.15	(2.54)	4.54	(c)	6.88	(0.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.84	0.84	0.87	(c)	0.85	0.90
Expenses after expense reductions (f)(h)	0.52	(a)	0.77	0.80	0.80	(c)	0.80	0.80
Net investment income (loss)	3.01	(a)	3.28	3.25	3.30	(c)	3.86	3.68
Portfolio turnover	82	(n)	103	66	69		21	29
Net assets at end of period (000 omitted)	$99,063		$50,067	$46,277	$90,086		$33,820	$14,826

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R6			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$6.80		$6.27	$6.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.22	$0.15
Net realized and unrealized gain (loss)	(0.12)		0.53	(0.22)
Total from investment operations	$(0.02)		$0.75	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.14)
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.14)
Net asset value, end of period (x)	$6.67		$6.80	$6.27
Total return (%) (r)(s)(t)(x)	(0.34	)(n)	12.22	(1.03	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.76	0.72	(a)
Expenses after expense reductions (f)(h)	0.45	(a)	0.70	0.71	(a)
Net investment income (loss)	3.08	(a)	3.37	3.53	(a)
Portfolio turnover	82	(n)	103	66
Net assets at end of period (000 omitted)	$22,054		$14,141	$12,798

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)

For financial highlights through October 31, 2018, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(i)	For Class R6, the period is from the class inception, March 2, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) (effective July 1, 2020, the name of the fund will change to MFS Income Fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be

Notes to Financial Statements (unaudited) – continued

amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. Adoption had no impact on the fund’s cost of investments, net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets

Notes to Financial Statements (unaudited) – continued

generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$54,443	$—	$54,443
Canada	17,837	—	—	17,837
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	30,940,903	—	30,940,903
Non-U.S. Sovereign Debt	—	10,793,815	—	10,793,815
Municipal Bonds	—	6,824,719	—	6,824,719
U.S. Corporate Bonds	—	168,304,381	—	168,304,381
Residential Mortgage-Backed Securities	—	3,093,633	—	3,093,633
Commercial Mortgage-Backed Securities	—	44,107,876	—	44,107,876
Asset-Backed Securities (including CDOs)	—	50,024,808	—	50,024,808
Foreign Bonds	—	44,382,170	—	44,382,170
Mutual Funds	16,681,883	—	—	16,681,883
Total	$16,699,720	$358,526,748	$—	$375,226,468

Other Financial Instruments
Futures Contracts – Assets	$1,661,768	$—	$—	$1,661,768
Futures Contracts – Liabilities	(1,770,293)	—	—	(1,770,293)
Forward Foreign Currency Exchange Contracts – Assets	—	166,160	—	166,160
Forward Foreign Currency Exchange Contracts – Liabilities	—	(13,041)	—	(13,041)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$1,661,768	$(1,770,293)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	166,160	(13,041)
Total		$1,827,928	$(1,783,334)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,929,078	$—	$—	$—
Foreign Exchange	—	—	146,124	—
Credit	—	(473,657)	—	429,865
Total	$1,929,078	$(473,657)	$146,124	$429,865

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$452,988	$—	$—
Foreign Exchange	—	182,217	—
Credit	—	—	66,369
Total	$452,988	$182,217	$66,369

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the

Notes to Financial Statements (unaudited) – continued

premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract

Notes to Financial Statements (unaudited) – continued

settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the

Notes to Financial Statements (unaudited) – continued

cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

TBA Dollar Roll Transactions – The fund enters into TBA dollar roll transactions in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. TBA dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis which includes “when-issued”, “delayed delivery” or “To Be Announced” (TBA) securities. For extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund

Notes to Financial Statements (unaudited) – continued

enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$8,734,158

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$379,383,373
Gross appreciation	12,424,566

Gross depreciation	(16,581,471)
Net unrealized appreciation (depreciation)	$(4,156,905)

As of 10/31/19

Undistributed ordinary income	694,036
Capital loss carryforwards	(6,997,141)
Other temporary differences	(744,236)
Net unrealized appreciation (depreciation)	9,345,351

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(6,997,141)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Class A	$3,113,274	$6,110,041
Class B	104,928	295,056
Class C	192,697	447,459
Class I	1,030,763	1,432,983
Class R6	270,899	448,619
Total	$4,712,561	$8,734,158

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.40%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets annually up to $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2021. For the six months ended April 30, 2020, this management fee reduction amounted to $81,969, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $17,162, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.44% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
0.79%	1.54%	1.54%	0.54%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2021. For the six months ended April 30, 2020, this reduction amounted to $242,249, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,356 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$270,950
Class B	0.75%	0.25%	1.00%	1.00%	49,495
Class C	0.75%	0.25%	1.00%	1.00%	91,108
Total Distribution and Service Fees					$411,553

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2020, this rebate amounted to $6,035, $45, and $45 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:

Amount
Class A	$3,990
Class B	6,867
Class C	1,812

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2020, the fee was $55,553, which equated to 0.0339% annually of the fund’s average daily net assets. MFSC also receives payment from the

Notes to Financial Statements (unaudited) – continued

fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $137,874.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$134,458,776	$170,529,960
Non-U.S. Government securities	195,555,147	89,293,934

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	6,196,195	$42,009,093	4,854,670	$31,954,042
Class B	38,039	248,586	100,104	644,702
Class C	673,601	4,530,372	656,227	4,237,375
Class I	12,509,423	84,409,570	3,600,643	23,718,772
Class R6	1,533,828	10,242,560	320,184	2,119,032
	20,951,086	$141,440,181	9,531,828	$62,673,923

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	438,874	$2,965,391	882,163	$5,800,632
Class B	14,322	96,262	40,962	266,901
Class C	27,177	181,944	64,191	417,628
Class I	141,483	951,380	197,453	1,295,882
Class R6	40,155	270,899	68,224	448,585
	662,011	$4,465,876	1,252,993	$8,229,628

Shares reacquired
Class A	(3,866,422)	$(25,703,367)	(5,298,998)	$(34,477,550)
Class B	(507,540)	(3,290,667)	(652,690)	(4,259,986)
Class C	(514,972)	(3,416,084)	(1,276,458)	(8,253,626)
Class I	(5,156,073)	(34,266,033)	(3,821,038)	(24,537,908)
Class R6	(348,363)	(2,297,062)	(351,993)	(2,287,358)
	(10,393,370)	$(68,973,213)	(11,401,177)	$(73,816,428)

Net change
Class A	2,768,647	$19,271,117	437,835	$3,277,124
Class B	(455,179)	(2,945,819)	(511,624)	(3,348,383)
Class C	185,806	1,296,232	(556,040)	(3,598,623)
Class I	7,494,833	51,094,917	(22,942)	476,746
Class R6	1,225,620	8,216,397	36,415	280,259
	11,219,727	$76,932,844	(616,356)	$(2,912,877)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $751 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,104,369	$172,350,042	$162,780,876	$10,342	$(1,994)	$16,681,883

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$148,570	$—

(8) Subsequent Event

Effective July 1, 2020, the MFS Strategic Income Fund will be renamed to the MFS Income Fund.

(9) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.